UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03101
CALVERT MANAGEMENT SERIES
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
John H. Streur
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: December 31
Date of reporting period: Fiscal quarter ended September 30, 2016

Item 1. Schedule of Investments.

CALVERT TAX-FREE RESPONSIBLE IMPACT BOND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
MUNICIPAL OBLIGATIONS - 97.4%

Alaska - 0.6%
Alaska Housing Finance Corp. Revenue Bonds, 3.00%, 12/1/33	1,000,000	990,690

California - 8.0%
California Educational Facilities Authority Revenue Bonds, 5.00%, 6/1/46	1,000,000	1,464,770
California GO Bonds:
4.00%, 9/1/32	1,000,000	1,132,920
4.00%, 3/1/45	1,350,000	1,480,288
California GO Green Bonds, 3.75%, 10/1/37	1,000,000	1,070,420
California GO Veterans Bonds:
4.00%, 12/1/32	1,000,000	1,074,950
3.75%, 12/1/34	1,500,000	1,627,110
California Infrastructure & Economic Development Bank Revenue Bonds, 5.00%, 10/1/34	2,000,000	2,479,060
California Pollution Control Financing Authority Revenue Bonds, 3.00%, 11/1/25	350,000	368,365
California Pollution Control Financing Authority Revenue Bonds, 1.65%, 7/1/31 (mandatory put, 5/1/17 @ 100) (a)	1,000,000	1,000,570
Long Beach California Unified School District GO Bonds, Zero Coupon, 8/1/25	1,000,000	831,690
		12,530,143

Colorado - 0.9%
Regional Transportation District Colorado Sales Tax Revenue Bonds, 5.00%, 11/1/32	1,000,000	1,321,610

Connecticut - 3.2%
Connecticut GO Bonds, Green Bonds, 5.00%, 11/15/31	1,000,000	1,197,390
Connecticut Health & Educational Facility Authority Revenue Bonds:
4.85%, 7/1/37	1,360,000	1,400,487
4.00%, 7/1/38	1,170,000	1,288,779
5.05%, 7/1/42	1,000,000	1,031,360
		4,918,016

Delaware - 0.6%
County of Sussex Revenue Bonds, VRDN ,Series A, 1.25%, 11/1/27 (optional put, 10/7/2016 @ 100) (a)(b)	1,000,000	1,000,000

See notes to Schedule of Investments

District of Columbia - 1.9%
Metropolitan Washington DC Airport Authority System Revenue Bonds:
5.00%, 10/1/25	1,750,000	1,819,178
5.00%, 10/1/27	1,000,000	1,190,090
		3,009,268

Florida - 7.6%
Highlands County Florida Health Facilities Authority Revenue Bonds, 5.625%, 11/15/37 (a)	1,080,000	1,218,629
Miami-Dade County Florida Aviation Revenue Bonds:
5.00%, 10/1/30	1,500,000	1,749,660
5.00%, 10/1/41 (Prerefunded 10/1/18 @ 100)	1,000,000	1,080,880
Miami-Dade County Florida EFA Revenue Bonds, 4.00%, 4/1/45	1,375,000	1,483,941
Miami-Dade County Florida GO Bonds, 7.75%, 10/1/18	2,000,000	2,261,660
Miami-Dade County Florida IDA Revenue Bonds, 8.00%, 6/1/22	450,000	450,261
Miami-Dade County Florida Professional Sports Franchise Facilities Tax Revenue Bonds, 5.25%, 10/1/30 (escrowed to maturity)	2,675,000	3,596,056
		11,841,087

Georgia - 1.4%
Cobb County Georgia Development Authority Revenue Bonds, 1.875%, 4/1/33 (mandatory put, 10/1/19 @ 100) (a)	1,000,000	1,015,690
Georgia GO Bonds, 4.50%, 7/1/28	1,000,000	1,146,770
		2,162,460

Hawaii - 2.7%
Hawaii State Airports System Revenue Bonds, 5.00%, 7/1/41	750,000	873,473
Hawaii State GO Bonds, 4.00%, 10/1/34	2,000,000	2,251,920
Honolulu City and County Hawaii GO Bonds, 5.00%, 12/1/34	1,000,000	1,139,150
		4,264,543

Idaho - 1.3%
County of Nez Perce Revenue Bonds, 2.75%, 10/1/24	1,000,000	996,650
Idaho Housing & Finance Association Revenue Bonds, 3.10%, 7/1/24	970,000	1,043,381
		2,040,031

Illinois - 1.0%
Chicago O'Hare International Airport Revenue Bonds, 5.00%, 1/1/34	400,000	460,608
Illinois Educational Facilities Revenue Bonds, 4.45%, 11/1/36	1,000,000	1,075,020
		1,535,628

See notes to Schedule of Investments

Indiana - 1.6%
Indiana Finance Authority Revenue Bonds:
5.00%, 2/1/31	1,130,000	1,301,884
Green Bonds, 5.00%, 10/1/36	1,000,000	1,211,170
		2,513,054

Iowa - 0.7%
Iowa SO Revenue Bonds, 5.00%, 6/15/27 (Prerefunded 6/15/20 @ 100)	1,000,000	1,146,890

Kansas - 2.6%
Kansas Development Finance Authority Hospital Revenue Bonds:
5.50%, 11/15/29	1,000,000	1,134,660
5.75%, 11/15/38	1,000,000	1,139,130
Wyandotte County Kansas Unified School District No 203 Piper GO Bonds, 4.00%, 9/1/23	1,545,000	1,813,088
		4,086,878

Maryland - 2.1%
Maryland Economic Development Corp. Revenue Bonds, 5.00%, 6/1/43	500,000	598,215
Maryland State Community Development Administration Department of Housing and Community Development Revenue Bonds:
4.05%, 7/1/40	1,575,000	1,656,176
4.35%, 7/1/50	1,000,000	1,067,080
		3,321,471

Massachusetts - 3.2%
Boston Massachusetts Water & Sewer Commission Revenue Bonds, 5.00%, 11/1/30 (Prerefunded 11/1/19 @ 100)	1,000,000	1,123,090
Massachusetts Development Finance Agency Revenue Bonds, 5.00%, 12/1/34	500,000	613,635
Massachusetts HFA Revenue Bonds:
3.85%, 6/1/28	1,000,000	1,072,140
3.30%, 12/1/28	750,000	770,887
The Massachusetts Clean Water Trust Revenue Bonds, 5.25%, 8/1/29	1,000,000	1,366,410
		4,946,162

Michigan - 2.9%
Grand Valley State University Revenue Bonds, 5.00%, 12/1/33	1,000,000	1,201,150
Michigan Finance Authority Revenue Bonds, 4.00%, 11/1/46	2,000,000	2,123,620
Ypsilanti Michigan School District GO Bonds, 5.00%, 5/1/30	1,000,000	1,189,090
		4,513,860

Mississippi - 0.3%
Mississippi Business Finance Corp. Revenue Bonds, 1.375%, 3/1/27 (mandatory put, 3/1/17 @ 100) (a)	400,000	400,272

See notes to Schedule of Investments

Missouri - 1.9%
Kansas City Missouri GO Bonds, 4.50%, 2/1/24	1,500,000	1,758,060
Kansas City Missouri Revenue Bonds:
4.00%, 10/1/34	500,000	547,455
4.00%, 10/1/35	600,000	654,450
		2,959,965

New Hampshire - 0.7%
New Hampshire Business Finance Authority Revenue Bonds, 4.00%, 4/1/29 (mandatory put, 10/1/2019 @ 100) (a)(c)	1,180,000	1,144,600

New Mexico - 2.8%
New Mexico Hospital Equipment Loan Council Revenue Bonds, 5.125%, 8/1/35	4,010,000	4,397,967

New York - 9.0%
Build NYC Resource Corp. Revenue Bonds, 4.00%, 8/1/36	1,665,000	1,797,367
New York City Housing Development Corp. Revenue Bonds:
3.80%, 11/1/30	1,000,000	1,070,020
3.15%, 11/1/36	1,000,000	1,007,600
New York City NY GO Bonds, Series G, 5.00%, 8/1/26	2,000,000	2,478,780
New York State Dormitory Authority Revenue Bonds, 5.00%, 8/15/29	1,000,000	1,181,050
New York State Environmental Facilities Corp. Revenue Bonds, 3.125%, 12/1/44 (mandatory put, 6/1/26 @ 100) (a)(c)	1,000,000	880,000
New York State Environmental Facilities Corp. Solid Waste Disposal Revenue Bonds, 2.75%, 7/1/17 (a)	200,000	202,390
New York Transportation Development Corp. Revenue Bonds:
5.00%, 8/1/20	3,000,000	3,321,300
4.00%, 7/1/33	2,000,000	2,140,940
		14,079,447

North Carolina - 2.6%
North Carolina Medical Care Commission Revenue Bonds, 5.00%, 6/1/42 (Prerefunded 6/1/19 @ 100)	3,700,000	4,093,310

North Dakota - 0.3%
North Dakota HFA Revenue Bonds, 2.55%, 1/1/22	500,000	524,090

Ohio - 4.2%
Montgomery County Ohio Revenue Bonds, 5.00%, 5/1/39	2,500,000	2,675,000
Ohio State Revenue Bonds, 5.00%, 12/31/30	1,000,000	1,175,580
Ohio State University Revenue Bonds:
5.00%, 12/1/29 (escrowed to maturity)	85,000	116,553
5.00%, 12/1/29 (unrefunded portion)	1,915,000	2,533,909
		6,501,042

See notes to Schedule of Investments

Pennsylvania - 4.8%
Mount Lebanon Pennsylvania School District GO Bonds, 5.00%, 2/15/27	2,000,000	2,172,360
Pennsylvania Economic Development Financing Authority Revenue Bonds, 2.625%, 11/1/21 (a)	500,000	524,675
Pennsylvania HFA Revenue Bonds, 3.90%, 10/1/35	1,000,000	1,048,360
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, 4.00%, 6/15/36	1,550,000	1,678,293
Redevelopment Authority of the City of Philadelphia Revenue Bonds, 5.00%, 4/15/21	1,855,000	2,119,449
		7,543,137

Rhode Island - 2.3%
Rhode Island Clean Water Finance Agency Revenue Bonds:
5.00%, 10/1/30	1,000,000	1,231,090
5.00%, 10/1/31	1,000,000	1,228,850
Rhode Island GO Bonds, 4.00%, 8/1/24	1,000,000	1,143,740
		3,603,680

Texas - 18.0%
Arlington Texas Higher Education Finance Corp. Revenue Bonds, 5.00%, 8/15/34	1,300,000	1,543,620
Bexar County Texas GO Bonds:
4.00%, 6/15/32	2,000,000	2,246,720
5.00%, 6/15/35 (Prerefunded 6/15/19 @ 100)	3,000,000	3,326,850
Dallas Love Field Revenue Bonds, 5.00%, 11/1/28	1,000,000	1,207,760
Dallas/Fort Worth Texas International Airport Revenue Bonds:
5.00%, 11/1/36	500,000	589,625
5.00%, 11/1/38	1,000,000	1,107,380
El Paso County Texas GO Bonds:
5.00%, 2/15/32 (Prerefunded 2/15/21 @ 100)	15,000	17,557
5.00%, 2/15/32 (unrefunded portion)	985,000	1,127,066
Harris County Texas Flood Control District Revenue Bonds, 5.00%, 10/1/27	3,450,000	3,983,163
Hidalgo County Texas Drain District No 1 GO Bonds, 5.00%, 9/1/25 (Prerefunded 9/1/18 @ 100)	3,010,000	3,242,312
Longview Texas Independent School District GO Bonds, Zero Coupon, 2/15/18	500,000	493,595
Newark Higher Education Finance Corp. Revenue Bonds, 4.00%, 8/15/35	1,000,000	1,081,440
North East Texas Independent School District GO Bonds:
5.25%, 2/1/26	1,000,000	1,305,570
5.25%, 2/1/35	3,345,000	4,673,099
Port of Houston Texas Tax Authority GO Bonds, 5.00%, 10/1/35	1,830,000	2,100,016
		28,045,773

Utah - 1.4%
Utah Housing Corp. Revenue Bonds, 4.00%, 1/1/36	2,000,000	2,148,760

Vermont - 2.0%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds, 5.00%, 10/31/46 (Prerefunded 11/1/16 @ 100)	1,000,000	1,003,710

See notes to Schedule of Investments

Vermont GO Bonds:
5.00%, 8/15/20	1,000,000	1,118,070
4.50%, 7/15/26 (Prerefunded 7/15/17 @ 100)	1,000,000	1,029,370
Vermont HFA Revenue Bonds, 5.35%, 5/1/36	25,000	25,279
		3,176,429

Virgin Islands - 0.1%
Virgin Islands Public Finance Authority Revenue Bonds, 4.25%, 10/1/29	200,000	200,398

Washington - 4.7%
Central Puget Sound Regional Transit Authority Revenue Bonds, Green Bonds:
4.00%, 11/1/33	1,100,000	1,224,839
5.00%, 11/1/35	1,000,000	1,217,480
Snohomish County Washington School District No 4 Lake Stevens GO Bonds, 4.00%, 12/1/35	2,460,000	2,759,431
Washington Economic Development Finance Authority Revenue Bonds, 2.125%, 6/1/20 (a)(c)	1,000,000	1,020,540
Washington GO Bonds, 5.00%, 2/1/23 (Prerefunded 2/1/19 @ 100)	1,000,000	1,094,680
		7,316,970

Total Municipal Obligations (Cost $141,532,576)		152,277,631

TOTAL INVESTMENTS (Cost $141,532,576) - 97.4%		152,277,631
Other assets and liabilities, net - 2.6%		4,000,976
NET ASSETS - 100.0%		$156,278,607

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Short:
5 Year U.S. Treasury Notes	(39)	12/16	($4,739,109)	($981)
10 Year U.S. Treasury Notes	(50)	12/16	(6,556,250)	2,253
Long U.S. Treasury Bonds	(40)	12/16	(6,726,250)	105,238
Total Short				$106,510

See notes to Schedule of Investments

NOTES TO SCHEDULE OF INVESTMENTS
(a) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on September 30, 2016.
(b) The date shown for securities represents the date when principal payments must be paid. Most securities have maturity shortening features that function as put options.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $3,045,140, which represents 2.0% of the net assets of the Fund as of September 30, 2016.

Abbreviations:
EFA:	Education Facility Authority
GO:	General Obligation
HFA:	Housing Finance Agency/Authority
IDA:	Industrial Development Agency/Authority
SO:	Special Obligation
VRDN:	Variable Rate Demand Notes

See notes to Schedule of Investments

CALVERT UNCONSTRAINED BOND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - 40.7%

Asset-Backed - Automobile - 1.2%
Capital Automotive REIT, Series 2014-1A, Class A, 3.66%, 10/15/44 (a)	100,000	100,073
CarFinance Capital Auto Trust, Series 2014-1A, Class A, 1.46%, 12/17/18 (a)	5,837	5,837
Skopos Auto Receivables Trust:
Series 2015-2A, Class A, 3.55%, 2/15/20 (a)	268,930	269,076
Series 2015-1A, Class A, 3.10%, 12/15/23 (a)	178,525	178,322
Series 2015-1A, Class B, 5.43%, 12/15/23 (a)	400,000	402,586
		955,894

Asset-Backed - Other - 39.2%
American Homes 4 Rent, Series 2014-SFR1:
Class D, 2.631%, 6/17/31 (a)(b)	150,000	150,115
Class F, 3.781%, 6/17/31 (a)(b)	250,000	245,166
Apidos CLO XX, Series 2015-20A, Class C, 4.379%, 1/16/27 (a)(b)	400,000	389,233
Apidos CLO XXI, Series 2015-21A, Class D, 6.229%, 7/18/27 (a)(b)	300,000	271,827
AVANT Loans Funding Trust, Class A:
Series 2016-A, 4.11%, 5/15/19 (a)	556,727	559,237
Series 2016-B, 3.92%, 8/15/19 (a)	711,959	715,609
Series 2016-C, 2.96%, 9/16/19 (a)	933,971	935,385
Blue Elephant Loan Trust, Series 2015-1, Class A, 3.12%, 12/15/22 (a)	54,403	54,392
CAM Mortgage LLC, Series 2015-1:
Class A, 3.50%, 7/15/64 (a)(b)	93,680	93,678
Class M, 4.75%, 7/15/64 (a)(b)	1,200,000	1,180,287
Citi Held For Asset Issuance:
Series 2015-PM2, Class B, 4.00%, 3/15/22 (a)	1,000,000	998,606
Series 2015-PM3, Class B, 4.31%, 5/16/22 (a)	1,000,000	1,001,808
Series 2016-MF1, Class A, 4.48%, 8/15/22 (a)	1,146,930	1,164,419
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2, 4.474%, 3/20/43 (a)	1,231,750	1,235,065
Colony Starwood Homes Trust, Series 2016-1A:
Class C, 3.181%, 7/17/33 (a)(b)	1,000,000	1,011,883
Class D, 3.631%, 7/17/33 (a)(b)	960,000	969,565
Conn Funding II LP, Series 2016-B:
Class A, 3.73%, 10/15/18 (a)	700,000	699,968
Class B, 7.34%, 3/15/19 (a)	200,000	199,890

See notes to Schedule of Investments

Conn's Receivables Funding LLC:
Series 2016-A, Class A, 4.68%, 4/16/18 (a)	625,754	627,296
Series 2016-A, Class B, 8.96%, 8/15/18 (a)	350,000	353,463
Series 2015-A, Class A, 4.565%, 9/15/20 (a)	453,656	454,258
Series 2015-A, Class B, 8.50%, 9/15/20 (a)	900,000	901,130
Consumer Credit Origination Loan Trust, Series 2015-1:
Class A, 2.82%, 3/15/21 (a)	111,535	111,705
Class B, 5.21%, 3/15/21 (a)	300,000	301,231
Diamond Resorts Owner Trust, Series 2013-1, Class A, 1.95%, 1/20/25 (a)	25,793	25,689
Driven Brands Funding LLC, Class A2:
Series 2015-1A, 5.216%, 7/20/45 (a)	297,750	292,248
Series 2016-1A, 6.125%, 7/20/46 (a)	900,000	916,098
Dryden 33 Senior Loan Fund, Series 2014-33A, Class D, 4.33%, 7/15/26 (a)(b)	200,000	193,209
Dryden 40 Senior Loan Fund, Series 2015-40A, Class D, 4.517%, 8/15/28 (a)(b)	250,000	244,838
GCAT LLC, Series 2015-1:
Class A1, 3.625%, 5/26/20 (a)(b)	1,350,496	1,352,572
Class A2, 4.75%, 5/26/20 (a)(b)	149,683	142,596
GLC II Trust, Series 2014-A, Class A, 4.00%, 12/18/20 (a)	142,644	141,218
GLC Trust, Series 2014-A, Class A, 3.00%, 7/15/21 (a)	190,058	188,975
GMAT Trust, Series 2015-1A, Class A1, 4.25%, 9/25/20 (a)(b)	327,711	326,798
Invitation Homes Trust:
Series 2013-SFR1, Class C, 2.396%, 12/17/30 (a)(b)	200,000	200,025
Series 2013-SFR1, Class E, 3.196%, 12/17/30 (a)(b)	100,000	98,925
Series 2014-SFR3, Class D, 3.508%, 12/17/31 (a)(b)	1,000,000	1,009,259
Series 2015-SFR1, Class D, 3.531%, 3/17/32 (a)(b)	480,000	486,366
Series 2015-SFR2, Class E, 3.677%, 6/17/32 (a)(b)	100,000	99,476
Series 2015-SFR2, Class F, 4.227%, 6/17/32 (a)(b)	350,000	345,184
Madison Park Funding XVII Ltd., Series 2015-17A, Class D, 4.147%, 7/21/27 (a)(b)	150,000	142,805
OneMain Financial Issuance Trust:
Series 2014-1A, Class A, 2.43%, 6/18/24 (a)	745,474	746,109
Series 2014-1A, Class B, 3.24%, 6/18/24 (a)	1,000,000	1,007,067
Series 2014-2A, Class A, 2.47%, 9/18/24 (a)	868,591	870,522
PennyMac LLC, Series 2015-NPL1, Class A1, 4.00%, 3/25/55 (a)(b)	716,212	721,291
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25 (a)	66,553	66,241
RMAT LLC, Class A1:
Series 2015-1, 4.09%, 7/27/20 (a)(b)	206,880	205,842
Series 2015-NPL1, 3.75%, 5/25/55 (a)(b)	192,762	190,796
Selene Non-Performing Loans LLC, Series 2014-1A, Class A, 2.981%, 5/25/54 (a)(b)	52,256	52,010
Sierra Timeshare Receivables Funding LLC, Class B:
Series 2013-1A, 2.39%, 11/20/29 (a)	13,189	13,157
Series 2014-1A, 2.42%, 3/20/30 (a)	80,668	80,303
Series 2014-2A, 2.40%, 6/20/31 (a)	615,206	615,246
Series 2014-3A, 2.80%, 10/20/31 (a)	148,588	149,311
Series 2015-3A, 3.08%, 9/20/32 (a)	431,169	435,489

See notes to Schedule of Investments

SolarCity LMC, Series III LLC, 5.44%, 7/20/44 (a)	286,119	300,402
Vericrest Opportunity Loan Trust, Series 2015-NPL3, Class A1, 3.375%, 10/25/58 (a)(b)	277,938	277,385
VML LLC, Series 2014-NPL1, Class A1, 3.875%, 4/27/54 (a)(b)	95,425	95,170
VOLT XIX LLC, Series 2014-NP11, Class A1, 3.875%, 4/25/55 (a)(b)	36,271	36,368
VOLT XXV LLC, Series 2015 NPL8, Class A1, 3.50%, 6/26/45 (a)(b)	1,164,660	1,164,941
VOLT XXVII LLC, Series 2014-NPL7:
Class A1, 3.375%, 8/27/57 (a)(b)	339,453	339,219
Class A2, 4.75%, 8/27/57 (a)(b)	198,442	194,281
VOLT XXX LLC, Series 2015-NPL1, Class A1, 3.625%, 10/25/57 (a)(b)	167,468	167,676
VOLT XXXVIII LLC, Series 2015-NP12, Class A1, 3.875%, 9/25/45 (a)(b)	147,482	148,049
Wendys Funding LLC, Series 2015-1A:
Class A2I, 3.371%, 6/15/45 (a)	1,148,400	1,153,469
Class A2II, 4.08%, 6/15/45 (a)	346,500	351,877
		30,213,718

Asset-Backed - Student Loan - 0.3%
Commonbond Student Loan Trust, Series 2015-A, Class A, 3.20%, 6/25/32 (a)	60,752	61,108
Navient Student Loan Trust, Series 2015-1, Class B, 2.025%, 7/25/52 (b)	100,000	81,003
SLM Private Credit Student Loan Trust, Series 2005-B, Class B, 1.25%, 6/15/39 (b)	86,613	77,493
		219,604

Total Asset-Backed Securities (Cost $31,189,062)		31,389,216

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 13.9%
Bellemeade Re Ltd., Series 2015-1A:
Class M2, 4.825%, 7/25/25 (a)(b)	780,000	782,677
Class B1, 6.825%, 7/25/25 (a)(b)	300,000	300,937
Fannie Mae Connecticut Avenue Securities:
Series 2016-C05, Class 2M1, 1.875%, 1/25/29 (b)	326,378	327,737
Series 2016-C04, Class 1M1, 1.975%, 1/25/29 (b)	2,105,122	2,117,922
Series 2016-C04, Class 1M2, 4.775%, 1/25/29 (b)	525,000	539,780
Series 2016-C05, Class 2M2, 4.975%, 1/25/29 (b)	660,000	681,831
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2015-HQ2, Class M3, 3.775%, 5/25/25 (b)	1,000,000	1,031,553
Series 2015-HQ2, Class B, 8.475%, 5/25/25 (b)	596,094	626,478
Series 2015-DNA2, Class B, 8.075%, 12/25/27 (b)	99,983	101,450
Series 2015-HQA2, Class M2, 3.325%, 5/25/28 (b)	1,750,000	1,807,814
Series 2015-HQA2, Class B, 11.025%, 5/25/28 (b)	649,563	723,364
LSTAR Securities Investment Ltd., Series 2015-6, Class A, 2.527%, 5/1/20 (a)(b)	159,076	156,387

See notes to Schedule of Investments

Wedgewood Real Estate Trust, Series 2016-1, Class A2, 5.00%, 7/15/46 (a)(b)	1,500,000	1,494,131

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $10,380,553)		10,692,061

COMMERCIAL MORTGAGE-BACKED SECURITIES - 12.1%
Bear Stearns Commercial Mortgage Securities Trust, Series 2015-RRI, Class D, 3.424%, 5/15/32 (a)(b)	400,000	392,511
BLCP Hotel Trust:
Series 2014-CLRN, Class D, 3.024%, 8/15/29 (a)(b)	579,000	569,553
Series 2014-CLRN, Class E, 4.194%, 8/15/29 (a)(b)	150,000	147,835
Citigroup Commercial Mortgage Trust, Series 2015-SSHP, Class E, 3.924%, 9/15/27 (a)(b)	200,000	191,180
Colony Multifamily Mortgage Trust, Series 2014-1, Class A, 2.543%, 4/20/50 (a)	551,605	550,087
COMM Mortgage Trust, Series 2014-SAVA, Class D, 3.625%, 6/15/34 (a)(b)	420,000	416,157
EQTY INNS Mortgage Trust, Series 2014-INNS:
Class E, 3.967%, 5/8/31 (a)(b)	600,000	586,268
Class F, 4.417%, 5/8/31 (a)(b)	350,000	326,703
Hilton USA Trust:
Series 2013-HLF, Class DFL, 3.273%, 11/5/30 (a)(b)	362,686	362,685
Series 2013-HLT, Class DFX, 4.407%, 11/5/30 (a)	1,335,000	1,335,294
Series 2013-HLT, Class EFX, 5.609%, 11/5/30 (a)(b)	2,000,000	2,003,087
Hyatt Hotel Portfolio Trust, Series 2015-HYT, Class F, 4.014%, 11/15/29 (a)(b)	100,000	94,666
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-INN, Class E, 4.124%, 6/15/29 (a)(b)	985,000	965,393
Motel 6 Trust, Series 2015-MTL6, Class E, 5.279%, 2/5/30 (a)	1,200,000	1,202,822
ORES NPL LLC, Series 2014-LV3, Class B, 6.00%, 3/27/24 (a)	200,000	200,000
Rialto Capital Management LLC, Series 2014-LT5, Class A, 2.85%, 5/15/24 (a)	8,035	8,020

Total Commercial Mortgage-Backed Securities (Cost $9,336,833)		9,352,261

CORPORATE BONDS - 25.2%

Basic Materials - 0.1%
Methanex Corp., 5.65%, 12/1/44	100,000	86,602

Communications - 5.6%
Qwest Corp., 6.50%, 6/1/17	500,000	514,999
Sprint Communications, Inc., 8.375%, 8/15/17	3,315,000	3,447,600
Time Warner Cable LLC, 5.85%, 5/1/17	350,000	358,740
		4,321,339

See notes to Schedule of Investments

Consumer, Cyclical - 8.0%
American Airlines Pass-Through Trust:
5.60%, 1/15/22 (a)	1,760,127	1,841,533
5.25%, 7/15/25	169,456	177,717
Carrols Restaurant Group, Inc., 8.00%, 5/1/22	600,000	648,750
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., 8.625%, 6/15/20	500,000	491,250
Ford Motor Credit Co. LLC:
1.461%, 3/27/17	300,000	300,357
6.625%, 8/15/17	1,000,000	1,043,628
New Albertsons, Inc., 7.75%, 6/15/26	500,000	500,000
Virgin Australia Trust:
7.125%, 10/23/18 (a)	47,791	48,389
6.00%, 4/23/22 (a)	1,134,243	1,151,256
		6,202,880

Consumer, Non-cyclical - 1.0%
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (a)	200,000	221,000
Land O'Lakes, Inc., 6.00%, 11/15/22 (a)	500,000	554,500
SUPERVALU, Inc., 6.75%, 6/1/21	41,000	38,335
		813,835

Energy - 1.2%
Sabine Pass LNG LP, 7.50%, 11/30/16	793,000	798,947
Williams Partners LP, 3.60%, 3/15/22	100,000	101,737
		900,684

Financial - 7.7%
Ally Financial, Inc.:
2.75%, 1/30/17	300,000	300,562
6.25%, 12/1/17	600,000	624,000
Bank of America Corp., 6.10%, 3/17/25 floating rate thereafter to 12/29/49 (b)	1,100,000	1,146,750
CIT Group, Inc., 4.25%, 8/15/17	1,000,000	1,018,750
Citigroup, Inc.:
5.90%, 2/15/23 floating rate thereafter to 12/29/49 (b)	300,000	310,500
6.25%, 8/15/26 floating rate thereafter to 12/29/49 (b)	150,000	161,438
Credit Acceptance Corp.:
6.125%, 2/15/21	500,000	502,500
7.375%, 3/15/23	100,000	103,500
Doric Nimrod Air Alpha Ltd. Pass-Through Trust, 6.125%, 11/30/21 (a)	435,112	454,148
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 7.375%, 10/1/17	350,000	352,625
OneMain Financial Holdings LLC, 6.75%, 12/15/19 (a)	525,000	551,906
Synchrony Financial, 2.192%, 11/9/17 (b)	420,000	423,011
		5,949,690

See notes to Schedule of Investments

Industrial - 1.3%
Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Is, 5.625%, 12/15/16 (a)	1,000,000	997,600

Technology - 0.3%
NXP BV / NXP Funding LLC, 4.125%, 6/1/21 (a)	200,000	214,250

Total Corporate Bonds (Cost $19,229,360)		19,486,880

FLOATING RATE LOANS (c) - 3.1%

Consumer, Cyclical - 2.9%
Albertson's LLC, 4.50%, 8/25/21 (b)	397,478	399,664
BJ's Wholesale Club, Inc., 4.50%, 9/26/19 (b)	674,531	674,914
Kraton Polymers LLC, 6.00%, 1/6/22 (b)	500,000	503,203
Varsity Brands, Inc., 5.00%, 12/11/21 (b)	642,955	644,241
		2,222,022

Consumer, Non-cyclical - 0.2%
SUPERVALU, Inc., 5.50%, 3/21/19 (b)	184,327	184,276

Total Floating Rate Loans (Cost $2,327,508)		2,406,298

TIME DEPOSIT - 6.0%
State Street Bank Time Deposit, 0.293%, 10/3/16	4,615,741	4,615,741

Total Time Deposit (Cost $4,615,741)		4,615,741

TOTAL INVESTMENTS (Cost $77,079,057) - 101.0%		77,942,457
Other assets and liabilities, net - (1.0%)		(782,352)
NET ASSETS - 100.0%		$77,160,105

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Short:
5 Year U.S. Treasury Notes	(79)	12/16	($9,599,734)	($1,987)

See notes to Schedule of Investments

NOTES TO SCHEDULE OF INVESTMENTS
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $49,351,695, which represents 64.0% of the net assets of the Fund as of September 30, 2016.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on September 30, 2016.
(c) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at September 30, 2016. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

Abbreviations:
CLO:	Collateralized Loan Obligations
LLC:	Limited Liability Corporation
LP:	Limited Partnership
Ltd.:	Limited
REIT:	Real Estate Investment Trust

See notes to Schedule of Investments

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: Calvert Management Series (the “Trust”) was organized as a business trust under the laws of the state of Massachusetts by a Declaration of Trust filed on December 14, 1981, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”) without par value. The Trust operates two (2) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the portfolio holdings for Calvert Tax-Free Responsible Impact Bond Fund (“Tax-Free Bond”) and Calvert Unconstrained Bond Fund (“Unconstrained Bond”) (each, a “Fund” and collectively, the “Funds”).
Each Fund is non-diversified. The operations of each Fund are accounted for separately. The Trust applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946).
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Trust uses independent pricing services approved by the Board of Trustees (“the Board”) to value their investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Trust to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.
Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Trust's investments. U.S. generally accepted accounting principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Funds' investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, municipal securities, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. For asset-backed securities, collateralized mortgage-backed obligations, commercial mortgage-backed securities, and U.S. government agency mortgage-backed securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.
Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee. Securities which were fair valued at September 30, 2016, if any, are identified on the Schedule of Investments.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the Trust may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following tables summarize the market value of the Funds’ holdings as of September 30, 2016, based on the inputs used to value them:

TAX-FREE RESPONSIBLE IMPACT BOND	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Municipal Obligations	$—	$152,277,631	$—	$152,277,631
TOTAL	$—	$152,277,631	$—	$152,277,631
Futures Contracts**	$106,510	$—	$—	$106,510

* For a complete listing of investments, please refer to the Schedule of Investments.
** The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.
There were no transfers between levels during the period.

UNCONSTRAINED BOND	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Asset-Backed Securities	$—	$31,389,216	$—	$31,389,216
Collateralized Mortgage-Backed Obligations (Privately Originated)	—	10,692,061	—	10,692,061
Commercial Mortgage-Backed Securities	—	9,352,261	—	9,352,261
Corporate Bonds	—	19,486,880	—	19,486,880
Floating Rate Loans	—	2,406,298	—	2,406,298
Time Deposit	—	4,615,741	—	4,615,741
TOTAL	$—	$77,942,457	$—	$77,942,457
Futures Contracts**	($1,987)	$—	$—	($1,987)

* For a complete listing of investments, please refer to the Schedule of Investments.
** The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.
There were no transfers between levels during the period.
Loan Participations and Assignments: Unconstrained Bond may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.

Futures Contracts: The Funds may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Funds may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, futures contracts based on U.S. Government obligations. The Funds are subject to interest rate risk in the normal course of pursuing their investment objectives and may use futures contracts to hedge against changes in interest rates. The Funds may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Funds. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Funds' ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Funds. During the period, the Funds used U.S. Treasury Bond and Notes futures contracts as a substitute for direct investment in particular asset classes, to hedge against interest rate changes and to manage overall duration of the Funds and to implement tactical asset allocation decisions. The Funds' futures contracts at period end are presented in the Schedules of Investments.
The volume of outstanding contracts has varied throughout the period with an average number of contracts as in the following table:

	Average Number of Contracts *
	Long	Short
Calvert Tax-Free Responsible Impact Bond Fund	-	(134)
Calvert Unconstrained Bond Fund	-	(81)

* Averages are based on activity levels during the period ended September 30, 2016.
Security Transactions: Security transactions are accounted for on trade date.
Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
NOTE B —TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) at September 30, 2016.

	TAX-FREE RESPONSIBLE IMPACT BOND	UNCONSTRAINED BOND
Unrealized appreciation	$11,024,063	$975,339
Unrealized (depreciation)	(279,008)	(111,951)
Net unrealized appreciation (depreciation)	$10,745,055	$863,388

Federal income tax cost of investments	$141,532,576	$77,079,069

NOTE C — SUBSEQUENT EVENT
On October 20, 2016, Calvert and Calvert’s indirect parent company, Ameritas Holding Company, entered into an Asset Purchase Agreement (the “Agreement”) with Eaton Vance Management (“Eaton Vance”), a newly-formed subsidiary of Eaton Vance to operate as Calvert Research and Management (“New Calvert”), and other parties, pursuant to which New Calvert has agreed to acquire, subject to the terms and conditions set forth in the Agreement, the business assets of Calvert (the “Transaction”). Completion of the Transaction is subject to the approval by the shareholders of Calvert Funds of new investment advisory agreements with New Calvert, among other conditions, and is currently expected to occur by the end of 2016 or early 2017.
A proxy statement containing detailed information regarding several proposals was mailed to shareholders of record in November 2016. The shareholder meeting is expected to be held on or about December 16, 2016.

Item 2. Controls and Procedures.

(a)    The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)    There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3. Exhibits.

    A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT MANAGEMENT SERIES

By:	/s/ John H. Streur John H. Streur President -- Principal Executive Officer
Date:    November 23, 2016

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

    /s/ John H. Streur
    John H. Streur
    President -- Principal Executive Officer
Date:    November 23, 2016

    /s/ Vicki L. Benjamin
    Vicki L. Benjamin
    Treasurer -- Principal Financial Officer
Date:    November 23, 2016